Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

6) Intangible Assets, Net

Intangible assets, net consist of the following:

	December 31, 2021				December 31, 2020
	Weighted average remaining useful life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted average remaining useful life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	6.7	$49,040	$(1,374)	$47,666	6.4	$369	$(35)	$334
Software licenses	2.5	23,297	(6,286)	17,011	0.6	4,391	(3,759)	632
Customer relationships	6.7	12,682	(365)	12,317		—	—	—
Intellectual property licenses	1.5	1,736	(1,687)	49	1.7	1,736	(1,614)	122
Trade names	6.7	6,125	(182)	5,943		—	—	—
Backlog	1.8	2,378	(239)	2,139		—	—	—
Effect of exchange rate on gross carrying amount		(631)	—	(631)		—	—	—
Intangible assets with finite lives		94,627	(10,133)	84,494		6,496	(5,408)	1,088

IPR&D		11,866	—	11,866		—	—	—
Effect of exchange rate on gross carrying amount		(75)	—	(75)		—	—	—
Total intangible assets with indefinite lives		11,791	—	11,791		—	—	—

Total intangible assets		$106,418	$(10,133)	$96,285		$6,496	$(5,408)	$1,088

The Company obtained software licenses which it uses for its research and development efforts related to its products. In fiscal 2021, the Company obtained additional software licenses. Further, the Company acquired developed technology, customer relationships, trade names, backlog, and IPR&D as a result of the business combinations. See Note 3 — Business Combinations for additional information.

Intangible assets with finite lives are amortized on a straight-line basis over the expected period to be benefited by future cash flows. The Company monitors and assesses these assets for impairment on a periodic basis. As of December 31, 2021, it is determined that there was no impairment of intangible assets.

Amortization of intangible assets for the years ended December 31, 2021 and 2020 was $4,769 and $1,705, respectively, and is included within Cost of goods sold, Research and development expenses, and Selling, general and administrative expenses based their respective nature, in the consolidated statements of operations.

Based on the amount of definite-lived intangible assets subject to amortization as of December 31, 2021, amortization expense for each of the next five fiscal years is expected to be as follows:

2022	$17,538
2023	17,729
2024	13,021
2025	9,607
2026	9,607
Thereafter	16,992
Total	$84,494